CAPITAL AND FINANCIAL RISK MANAGEMENT - Credit Risk and Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	$ 632,978	$ 539,974	$ 124,150
Short- term investments	10,919	8,424
Long-term debt	1,371,851	1,072,790
Total equity	4,946,991	4,492,474	$ 4,141,020
Credit Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	632,978	539,974
Short- term investments	10,919	8,424
Restricted cash	1,223	1,162
Trade receivables	12,000	8,185
Derivative financial instrument assets	17,240	364
Total	674,360	558,109
Capital Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,371,851	1,202,686
Total equity	4,946,991	4,492,474
Total	$ 6,318,842	$ 5,695,160